Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 02, 2021
Registrant Name	SCHWAB STRATEGIC TRUST
Entity Central Index Key	0001454889
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 02, 2021
Document Effective Date	Nov. 02, 2021
Prospectus Date	Nov. 02, 2021
Schwab® Ariel ESG ETF | Schwab Ariel ESG ETF
Prospectus:
Trading Symbol	SAEF